Basis of Presentation and Description of Business - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended		7 Months Ended	12 Months Ended							91 Months Ended	97 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014	Mar. 31, 2013	Sep. 30, 2006	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2008	Sep. 30, 2007	Sep. 30, 2013	Mar. 31, 2014
Net loss	$ 8,380,156	$ 172,676	$ 9,188,596	$ 377,893	$ 18,153	$ 1,853,791	$ 576,911	$ 573,472	$ 420,093	$ 504,687	$ 233,040	$ 450,038	$ 4,631,871	$ 13,820,468